Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2017
Related Party Transactions Details Narrative
Consulting fees	$ 9,000
Due to related parties	$ 20,750		$ 17,500	$ 24,590	$ 20,750
Advanced form related party transactions			$ 17,500